Share capital (Schedule of Fair Value Weighted-average Assumptions) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) yr	Dec. 31, 2019 USD ($) yr
Disclosure of classes of share capital [abstract]
Expected stock price volatility	63.00%	59.00%
Risk free interest rate	2.29%	1.55%
Expected life | yr	3	4
Expected forfeiture rate	2.34%	2.66%
Expected dividend yield	0.00%	0.00%
Share-based payments included in cost of sales
Share-based payments included in general and administrative expenses	3,799	3,314
Total share-based payments	$ 3,799	$ 3,314